Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net
Schedule of changes intangible assets

	December 31,
	2022			2021
	Gross Carrying	Accumulated	Net Carrying	Gross Carrying	Gross Carrying	Net Carrying
	Amount	Amortization	Amount	Amount	Amount	Amount
Indefinite lived intangible assets:
Medical licenses	$700	$—	$700	$700	$—	$700
Definite lived intangible assets:
Customer relationships	684,000	(74,100)	609,900	684,000	(5,700)	678,300
Trademarks	148,635	(16,704)	131,931	148,600	(1,230)	147,370
Payor contracts	4,700	(470)	4,230	4,700	—	4,700
Provider network	4,800	(511)	4,289	4,800	(31)	4,769
Total	$842,835	$(91,785)	$751,050	$842,800	$(6,961)	$835,839